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                                                CIGNA VARIABLE
                                              PRODUCTS S&P 500
                                                    INDEX FUND
______________________________________________________________

                                                 ANNUAL REPORT
                                             DECEMBER 31, 2000






















                                      [CIGNA TREE LOGO GRAPHIC APPEARS HERE /R/]
                                                                        CIGNA

________________________________________________________________________________
                                                                               1



DEAR SHAREHOLDERS:

Our report for CIGNA Variable Products S&P 500 Index Fund (the "Fund") covering the year ended December 31, 2000 follows.

MANAGEMENT'S DISCUSSION AND ANALYSIS

The U.S. equity markets began the year 2000 with the Federal Reserve (Fed) intent on making good on its promise of "preemptive strikes" through a program of gradual rate hikes to avert excessive growth. A redeployment of assets of overpriced technology names into undervalued and ignored market segments ensued. Many of the large cap high technology names which had achieved new highs in the final days of 1999, including Microsoft, Yahoo, Lucent and AOL, were down from these highs 15%-25% by the end of January, dragging the S&P 500 Index down with them. However, the trend toward value stocks was dramatically reversed in March as investors, returning to high-growth technology names, drove the index to its single highest monthly return (9.7%) in nine years. Although some additional market breadth had begun to materialize, the largest 100 companies continued to have the greatest impact on overall results.

The Fed raised rates by 50 basis points at their May meeting. Projected increasing capital costs and wage pressures, along with several high profile misses in reported earnings, led the S&P 500 Index down 0.42% by the end of June. This represented the first negative semi-annual return for the S&P 500 since 1994. Old economy stocks whose earnings are perceived to be most vulnerable to increasing cost of capital continued to suffer most. Technology stocks were carried down further by Microsoft's antitrust woes. Defensive stocks gained on growing expectations of an economic slowdown. Health care, consumer staples, energy and utilities all did well. Cash flows into equity mutual funds that had supported market levels for some time slowed significantly, according to the Investment Company Institute. The wealth effect that fueled demand appeared to be dissipating. Sustained increases in corporate borrowing rates and business costs of labor and energy were beginning to erode profit margins.

In the third quarter, with the Fed expected to be on hold for the remainder of the year, the equity markets operated under the influence of what has been termed "the four E's", the euro, energy, earnings and the election. Escalating oil prices threatened to increase input costs for key industries and siphon off disposable income supporting the growth engine of consumer demand. Despite European central bank tightening and intervention in currency markets, the euro continued to deteriorate against the dollar, posing a threat to earnings forecasts dependent on assumed foreign growth. A close presidential election and the possibility of a same-party Congress were unnerving markets that fear uncertainties.

The deterioration in market psychology left performance of domestic equities susceptible to any bad news. Two-thirds of pre-announcements during the third quarter were negative. As a result, the gains registered by technology, media and telecommunications firms earlier in the year all but vanished. Despite this, nearly 60% of all stock funds outperformed the 1.4% return of the S&P 500 Index by the end of the third quarter.

Despite continuing evidence of a rapidly slowing U.S. economy, domestic equity investors appeared determined to attempt to repeat the fourth quarter rallies of the past two years. Investors were emboldened first by a succession of favorable return forecasts by several high-profile market strategists and then by winks from the Fed in early December suggesting that interest rate cuts might be in the offing. Enthusiasm weakened

________________________________________________________________________________
                                                                               2



significantly, however, as the mutual fund tax-loss selling season ended without a sustained move upward in the broad equity indices. Personal computer and telecommunications companies, with earnings forecasts dependent on assumed foreign growth, produced a steady drumbeat of negative pre-announcements in the wake of high world oil prices and failed interventions to support the euro. The list of offenders included such prominent companies as Hewlett-Packard, Intel, Compaq, Motorola and finally Microsoft, which warned of disappointment for the first time in 10 years. Weak holiday sales projections by retailers, a deterioration in mutual fund new money flows, an annoyingly unresolved presidential election and year-end window dressing sales by fund managers all placed severe downward pressure on an already fragile market as the year approached an end. Despite several attempts at a rally, factors weighing on the market proved too much to overcome. The S&P 500 Index finished down 7.83% for the quarter and down 9.11% for the year.

The contribution of the "tech wreck" to these results cannot be overstated. The S&P Technology Sector fell 41% for the year, reducing its index weight from a high of 35% to 21%. As further evidence, the tech-laden NASDAQ's negative 39% annual return was the benchmark's worst since its 1971 inception.

Non-technology names fared better. An equal-weighted S&P 500 Index actually produced a return of +10.4% for the year. More than 55% of S&P 500 Index constituent companies had positive returns and over 60% beat the index itself. Accordingly, although the average U.S. equity mutual fund manager lost money last year, roughly 60% beat the results of the S&P 500 Index, according to Lipper Analytics.

Winning sectors for the year 2000 included Utilities (+57.1%), health care (+38%) (both of which capitalized on underlying pricing increases) and financials (+25.6%). Telecomm services (-38.8%) and information technology (-40.6%), heavily dependent on foreign growth which failed to materialize, were the significant losers.

PERFORMANCE

Returns for the year ended December 31, 2000 were:

Fund                                  -9.37%
S&P 500 Index                         -9.11%


OUTLOOK

Market sentiment has clearly shifted over the last year. Where once companies with weak near-term results were given the benefit of the doubt, now even positive results are viewed with skepticism. This mood can be warranted in the face of faltering global demand, excess inventories, manufacturing over-capacity, and chinks in the confidence armor of consumers reeling from a reverse wealth effect. This does not appear to be a market likely to permanently right itself. Rather, the markets are more likely to remain unruly until the benefits of a coordinated Fed easing, a tax cut (albeit modest, given the composition of the new Congress) and a program of fiscal stimulus are made evident.

Sincerely,


/s/ Richard H. Forde

Richard H. Forde
PRESIDENT
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND

                [THE TABLE BELOW APPEARS AS A BAR CHART GRAPHIC]


            GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (UNAUDITED)
                               1/1/91 - 12/31/00

__________________________________
     AVERAGE ANNUAL RETURNS
 1 Year  3 Year  5 Year  10 Year
-9.37%   12.07%  18.11%  16.59%
__________________________________

                            CVP S&P 500                    S&P 500
                             Investment                  Investment

12/90                         $10,000                       $10,000
12/91                         $13,746                       $13,047
12/92                         $14,238                       $14,041
12/93                         $14,661                       $15,456
12/94                         $14,759                       $15,660
12/95                         $20,193                       $21,545
12/96                         $24,732                       $26,492
12/97                         $32,980                       $35,330
12/98                         $42,414                       $45,426
12/99                         $51,221                       $54,983
12/00                         $46,421                       $49,976



CIGNA Variable Products S&P 500 Index Fund (the "Fund") performance figures are historical and reflect reinvestment of all dividends. The Fund's investment return and principal value will fluctuate so that an investor's shares, when sold may be worth more or less than their original cost. Past performance cannot guarantee comparable future results. The Fund's return has been compared with the total return performance of S&P 500 Index. This index is a group of unmanaged securities widely regarded by investors to be representative of the stock market in general. An investment cannot be made in the index. Index results do not reflect brokerage changes or other investment expenses.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES           4
December 31, 2000

                                                              MARKET
                                               NUMBER OF       VALUE
                                                SHARES         (000)
---------------------------------------------------------------------
COMMON STOCKS - 85.6%
General Electric Co.                           210,900      $ 10,110
Exxon Mobil Corp.                               73,962         6,430
Pfizer, Inc.                                   134,150         6,171
Cisco Systems, Inc.*                           153,200         5,860
Citigroup, Inc.                                106,972         5,462
Wal-Mart Stores, Inc.                           95,000         5,046
Microsoft Corp.*                               113,500         4,923
American International Group, Inc.              49,518         4,881
Merck & Co., Inc.                               49,100         4,597
Intel Corp.                                    143,300         4,335
Oracle Corp.*                                  119,172         3,463
SBC Communications, Inc.                        72,094         3,442
Coca-Cola Co.                                   52,800         3,217
International Business Machines Corp.           37,300         3,170
Johnson & Johnson                               29,600         3,110
E M C Corp.*                                    46,624         3,100
Bristol-Myers Squibb Co.                        41,600         3,076
Verizon Communications                          57,426         2,878
Royal Dutch Petroleum Co.                       45,700         2,768
Home Depot, Inc.                                49,350         2,255
Lilly (Eli) & Co.                               24,000         2,233
Procter & Gamble Co.                            27,800         2,181
Nortel Networks Corp.                           65,940         2,114
Philip Morris Companies, Inc.                   47,300         2,081
Tyco International Ltd.                         37,246         2,067
Wells Fargo & Co.                               36,360         2,025
Sun Microsystems, Inc.*                         68,600         1,912
Morgan Stanley, Dean Witter, Discover & Co.     23,940         1,897
Federal National Mortgage Association           21,500         1,865
American Home Products Corp.                    27,900         1,773
Schering-Plough Corp.                           31,100         1,765
Texas Instruments, Inc.                         36,800         1,743
America Online, Inc.*                           49,700         1,730
Pharmacia Corp.                                 27,430         1,673
BellSouth Corp.                                 39,900         1,633
Abbott Laboratories                             33,000         1,598
Bank of America Corp.                           34,618         1,588
American Express Company                        28,300         1,555
Medtronics, Inc.                                25,600         1,546



                                                           MARKET
                                          NUMBER OF         VALUE
                                              SHARES        (000)
------------------------------------------------------------------
PepsiCo, Inc.                                 30,800     $  1,527
Viacom, Inc., Class B*                        32,333        1,512
Time Warner, Inc.                             28,200        1,473
Qwest Comm. Int'l*                            35,401        1,451
Amgen, Inc.*                                  21,900        1,400
AT&T Corp.                                    80,027        1,385
Hewlett-Packard Co.                           42,100        1,329
Enron Corp.                                   15,900        1,322
Qualcomm, Inc.*                               15,900        1,307
Disney ( Walt) Co.                            44,300        1,282
Chase Manhattan Corp.                         27,826        1,264
Boeing Company                                18,876        1,246
Merrill Lynch & Co., Inc.                     17,200        1,173
Chevron Corp.                                 13,700        1,157
du Pont (E.I.) de Nemours & Co.               22,178        1,071
Corning, Inc.                                 19,600        1,035
Minnesota Mining and Manufacturing Co.         8,400        1,012
Federal Home Loan Mortgage Corp.              14,700        1,012
Schlumberger Ltd.                             12,100          967
Lucent Technologies, Inc.                     71,136          960
Dell Computer Corp.*                          54,900          957
McDonald's Corp.                              28,100          955
Motorola, Inc.                                46,391          939
Ford Motor Co.                                39,797          933
Walgreen Co.                                  21,600          903
Bank One Corp.                                24,619          902
Anheuser-Busch Companies, Inc.                19,200          874
Bank of New York, Inc.                        15,800          872
JDS Uniphase Corp.*                           20,500          855
WorldCom, Inc.*                               61,013          854
Automatic Data Processing, Inc.               13,400          848
Schwab (Charles) Corp.                        29,425          835
Gillette Co.                                  22,300          806
Honeywell, Inc.                               16,987          804
Kimberly-Clark Corp.                          11,332          801
Comcast Corp., Class A (Special)              19,100          797
Colgate-Palmolive Co.                         12,300          794
United Technologies Corp.                     10,000          786
Unilever NV                                   12,135          764
FleetBoston Financial Corp.                   19,401          729



The Notes to Financial Statements are an integral part of these statements.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES           5
December 31, 2000 (Continued)

                                                             MARKET
                                               NUMBER OF      VALUE
                                                SHARES        (000)
---------------------------------------------------------------------
Texaco, Inc.                                     11,700       $  727
VERITAS Software Corp.*                           8,300          726
Emerson Electric Co.                              9,100          717
Marsh & McLennan Companies, Inc.                  5,900          690
Allstate Corp.                                   15,596          679
Safeway, Inc.*                                   10,800          675
MBNA Corp.                                       18,168          671
Duke Energy Co.                                   7,762          662
Applied Materials, Inc.*                         17,200          657
Target Corp                                      19,100          616
Siebel System, Inc.*                              9,100          615
Alcoa, Inc.                                      18,368          615
General Motors Corp.                             12,000          611
Washington Mutual, Inc.                          11,505          610
Clear Channel Communications, Inc.*              12,500          605
Cardinal Health, Inc.                             5,950          593
Fifth Third Bancorp                               9,787          585
First Union Corp.                                20,928          582
Electronic Data Systems Corp.                    10,000          577
MetLife, Inc.                                    16,300          570
Morgan (J.P.) & Co.                               3,400          563
Baxter International, Inc.                        6,200          548
Household International, Inc.                     9,946          547
Compaq Computer Corp.                            35,875          540
AES Corp.*                                        9,700          537
Dow Chemical Co.                                 14,400          527
Agilent Technologies, Inc.                        9,628          527
HCA-The Healthcare Co.                           11,900          524
Mellon Financial Corp.                           10,400          512
CVS Corp.                                         8,300          497
Tellabs, Inc.*                                    8,700          492
Southern Company                                 14,400          479
Kroger Co.*                                      17,700          479
Exelon Corp.                                      6,825          479
Firstar Corp.                                    20,273          471
U.S. Bancorp, Inc.                               16,002          467
Solectron Corp.*                                 13,600          461
Gap (The), Inc.                                  18,062          461
PNC Financial Services Group, Inc.                6,200          453
First Data Corp.                                  8,400          443



                                                           MARKET
                                          NUMBER OF         VALUE
                                              SHARES         (000)
-----------------------------------------------------------------------
American General Corp.                         5,398       $  440
Sara Lee Corp.                                17,800          437
CIGNA Corp.                                    3,300          437
Kohl's Corp.*                                  7,100          433
Network Appliance, Inc.*                       6,700          430
Micron Technology, Inc.*                      12,000          426
Broadcom Corp., Class A*                       5,000          423
State Street Corp.                             3,400          422
Sysco Corp.                                   14,000          420
ALLTEL Corp.                                   6,700          418
United Health Group, Inc.*                     6,800          417
International Paper Co.                       10,151          414
Applera Corp. (Applied BioSystem Group)        4,400          414
Sprint Corp. (PCS Group)*                     19,800          405
AFLAC, Inc.                                    5,600          404
SunTrust Banks, Inc.                           6,400          403
NEXTEL Communications, Inc., Class A*         16,200          401
Coastal Corp.                                  4,500          397
Analog Devices, Inc.*                          7,600          389
Dynegy, Inc.                                   6,900          387
Paychex, Inc.                                  7,900          384
Conoco, Inc., Class B                         13,258          384
Northern Trust Corp.                           4,700          383
Sprint Corp. (FON Group)                      18,800          382
Carnival Corp.                                12,400          382
Illinois Tool Works, Inc.                      6,400          381
Comverse Technology, Inc.*                     3,500          380
Anadarko Petroleum Corp.                       5,333          379
National City Corp.                           13,100          377
Costco Wholesale Corp.*                        9,400          375
Williams Companies, Inc.                       9,200          367
Waste Management, Inc.                        13,132          364
Southwest Airlines Co.                        10,725          360
Lowes Companies, Inc.                          8,100          360
Yahoo, Inc.*                                  11,900          359
Heinz (H.J.) Co.                               7,500          356
Caterpillar, Inc.                              7,500          355
Gannett Co., Inc.                              5,600          353
El Paso Energy Corp.                           4,908          352
Guidant Corp.*                                 6,500          351



The Notes to Financial Statements are an integral part of these statements.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES           6
December 31, 2000 (Continued)

                                                              MARKET
                                                NUMBER OF      VALUE
                                                SHARES        (000)
---------------------------------------------------------------------
Providian Financial Corp.                         6,000       $  345
Lehman Brothers Holdings, Inc.                    5,080          344
Palm, Inc.*                                      12,027          341
Halliburton Co.                                   9,400          341
General Dynamics Corp.                            4,300          335
Dominion Resources, Inc.                          4,997          335
Hartford Financial Services Group, Inc.           4,700          332
NIKE, Inc., Class B                               5,800          324
Xilinx, Inc.*                                     7,000          323
Chubb Corp.                                       3,700          320
BB&T Corp.                                        8,500          317
American Electric Power Co., Inc.                 6,800          316
Omnicom Group                                     3,800          315
Campbell Soup Company                             9,000          312
Lockheed Martin Corp.                             9,060          308
Phillips Petroleum Co.                            5,400          307
Linear Technology Corp.                           6,600          305
ADC Telecommunications, Inc.*                    16,500          299
Adobe Systems, Inc.                               5,100          297
ConAgra, Inc.                                    11,400          296
Tenet Healthcare Corp.*                           6,600          293
Maxim Integrated Products, Inc.*                  6,100          292
Baker Hughes, Inc.                                6,990          291
Applied Micro Circuits                            3,800          286
Capital One Financial Corp.                       4,200          276
Tribune Company                                   6,500          275
Reliant Energy, Inc.                              6,307          273
Quaker Oats Co.                                   2,800          273
FPL Group, Inc.                                   3,800          273
Interpublic Group of Companies, Inc.              6,400          272
Allergan, Inc.                                    2,800          271
Calpine Corp.*                                    6,000          270
Union Pacific Corp.                               5,300          269
Global Crossing Ltd.*                            18,770          269
General Mills, Inc.                               6,000          267
St. Paul Companies, Inc.                          4,832          262
Harley-Davidson, Inc.                             6,400          254
Sanmina Corp.*                                    3,300          253
KeyCorp                                           9,016          252
Forest Labs, Inc.*                                1,900          252



                                                           MARKET
                                          NUMBER OF         VALUE
                                              SHARES        (000)
------------------------------------------------------------------
Eastman Kodak Co.                              6,400       $  252
Wachovia Corp.                                 4,300          250
Sears, Roebuck & Company                       7,100          247
McGraw-Hill Cos., Inc.                         4,200          246
TXU Corp.                                      5,500          244
Masco Corp.                                    9,500          244
FedEx Corp.*                                   6,100          244
Computer Associates International, Inc.       12,512          244
Avon Products, Inc.                            5,100          244
Burlington Northern Santa Fe Corp.             8,567          243
Alcan Aluminum Ltd.                            7,100          243
Albertson's, Inc.                              9,013          239
Weyerhaeuser Co.                               4,700          238
USA Education, Inc.                            3,500          238
Burlington Resources, Inc.                     4,610          233
Wrigley (Wm.) Jr. Company                      2,400          230
Golden West Financial Corp.                    3,400          230
Aegon NV ARS*                                  5,530          229
Kellogg Co.                                    8,600          226
Raytheon Co., Class B                          7,200          224
Public Service Enterprises Group, Inc.         4,600          224
PeopleSoft, Inc.*                              6,030          224
Deere & Co.                                    4,900          224
Altera Corp.                                   8,400          221
Loews Corp.                                    2,100          217
Progress Energy, Inc.*                         4,400          216
Marriott International, Inc.                   5,100          215
McKesson HBOC, Inc.                            5,923          213
ALZA Corp.*                                    5,000          213
Stryker Corp.*                                 4,200          212
Vitesse Semiconductor Corp.*                   3,800          210
Medimmune, Inc.*                               4,400          210
Computer Sciences Corp.*                       3,500          210
May Department Stores Co.                      6,350          208
Transocean Sedco Forex, Inc.                   4,471          206
Danaher Corp.                                  3,000          205
Xcel Energy, Inc.                              7,020          204
Archer-Daniels-Midland Co.                    13,517          203
Franklin Resources, Inc.                       5,300          202
Air Products & Chemicals, Inc.                 4,900          201


The Notes to Financial Statements are an integral part of these statements.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES           7
December 31, 2000 (Continued)

                                                                 MARKET
                                                  NUMBER OF       VALUE
                                                    SHARES        (000)
-----------------------------------------------------------------------
Entergy Corp.                                       4,700       $  199
Comerica, Inc.                                      3,350          199
Unocal Corp.                                        5,100          197
Lincoln National Corp.                              4,100          194
Biogen, Inc.*                                       3,200          192
Rockwell International Corp.                        4,000          190
Occidental Petroleum Corp.                          7,800          189
Hershey Foods Corp.                                 2,900          187
King Pharmaceuticals, Inc.*                         3,600          186
AON Corp.                                           5,425          186
Pitney-Bowes, Inc.                                  5,600          185
Becton, Dickinson and Co.                           5,300          184
USX-Marathon Group                                  6,600          183
Chiron Corp.*                                       4,100          182
Apache Corp.                                        2,600          182
Stilwell Financial, Inc.*                           4,600          181
Consolidated Edison Co. of N.Y., Inc.               4,700          181
Nabors Industries, Inc.*                            3,000          177
Clorox Co.                                          5,000          177
RadioShack Corp.                                    4,100          176
Intuit, Inc.*                                       4,400          174
Dover Corp.                                         4,300          174
Starbucks Corp.*                                    3,900          173
IMS Health, Inc.                                    6,400          173
PPG Industries, Inc.                                3,700          171
Coca-Cola Enterprises, Inc.                         9,000          171
TJX Companies, Inc.                                 6,000          166
Rohm & Haas Co.*                                    4,585          166
Ralston Purina Co.                                  6,300          165
Devon Energy Corp.                                  2,700          165
Jefferson-Pilot Corp.                               2,175          163
PG & E Corp.                                        8,100          162
Synovus Financial Corp.                             5,950          160
MBIA, Inc.                                          2,100          156
Progressive Corp. Ohio                              1,500          155
FirstEnergy Corp.                                   4,900          155
Limited, Inc.                                       9,000          154
Federated Department Stores, Inc.*                  4,400          154
Mercury Interactive Corp.*                          1,700          153
Union Carbide Corp.                                 2,800          151



                                                                MARKET
                                               NUMBER OF         VALUE
                                                  SHARES         (000)
-----------------------------------------------------------------------
Praxair, Inc.                                       3,400      $   151
Wellpoint Health Networks*                          1,300          150
Georgia-Pacific Corp.                               4,816          150
Convergys Corp.*                                    3,300          150
Textron, Inc.                                       3,200          149
Molex, Inc.                                         4,175          148
MGIC Investment Corp.                               2,200          148
Ingersoll-Rand Co.*                                 3,500          147
SouthTrust Corp.                                    3,600          146
Qlogic Corp.*                                       1,900          146
Starwood Hotels & Resorts Worldwide Corp.           4,100          145
New York Times Co., Class A                         3,600          144
Constellation Energy Group                          3,200          144
Cendant Corp.*                                     15,004          144
Biomet, Inc.                                        3,600          143
Summit Bancorp                                      3,700          141
Amerada Hess Corp.                                  1,900          139
UNUMProvident Corp.                                 5,125          138
Cincinnati Financial Corp.                          3,500          138
Barrick Gold Corp.                                  8,400          138
Newell Rubbermaid, Inc.                             6,007          137
HealthSouth Corp.*                                  8,400          137
EOG Resources, Inc.                                 2,500          137
PP & L Resources, Inc.                              3,000          136
Kerr-McGee Corp.                                    2,038          136
Delta Air Lines, Inc.                               2,700          136
Teradyne Inc.*                                      3,600          134
Delphi Automotive System Corp.                     11,926          134
Bed Bath & Beyond, Inc.*                            6,000          134
Ameren Corp.                                        2,900          134
Dollar General Corp.                                7,047          133
NiSource, Inc.                                      4,300          132
Avery Dennison Corp.                                2,400          132
KLA-Tencor Corp.*                                   3,900          131
Ambac Financial Group, Inc.                         2,250          131
Old Kent Financial Corp.                            2,940          129
Mattel, Inc.                                        8,945          129
Charter One Financial, Inc.                         4,425          128
Best Buy Co., Inc.*                                 4,300          127
AmSouth Bancorporation                              8,300          127



The Notes to Financial Statements are an integral part of these statements.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES           8
December 31, 2000 (Continued)

                                                                MARKET
                                                 NUMBER OF       VALUE
                                                    SHARES        (000)
-----------------------------------------------------------------------
Regions Financial Corp.                             4,600      $   126
Kinder Morgan, Inc.                                 2,400          125
Aetna, Inc.                                         3,042          125
Northrop Grumman Corp.                              1,500          124
KeySpan Corp.                                       2,900          123
Bear Stearns Companies, Inc.                        2,425          123
Gateway, Inc.*                                      6,700          121
DTE Energy Co.                                      3,100          121
Countrywide Credit Industries, Inc.                 2,400          121
AMR Corp Del.*                                      3,100          121
Lexmark International Group, Inc. Class A*          2,700          120
Eaton Corp.                                         1,600          120
Boston Scientific Corp.*                            8,800          120
CSX Corp.                                           4,600          119
Staples, Inc.*                                      9,950          118
Sabre Holdings Corp.                                2,740          118
Ecolab, Inc.                                        2,700          117
Cinergy Corp.                                       3,320          117
Allegheny Energy, Inc.                              2,400          116
Cox Communications, Inc., Class A*                  2,458          114
Watson Pharmaceuticals, Inc.*                       2,200          113
Thermo Electron Corp.*                              3,800          113
CIT Group, Class A                                  5,600          113
Symbol Technologies, Inc.                           3,100          112
Scientific-Atlanta, Inc.                            3,400          111
LSI Logic Corp.*                                    6,500          111
Willamette Industries, Inc.                         2,300          108
Torchmark Corp.                                     2,800          108
St. Jude Medical Center,  Inc.*                     1,750          108
Norfolk Southern Corp.                              8,100          108
Edison International                                6,900          108
Dow Jones & Co., Inc.                               1,900          108
Union Planters Corp.                                3,000          107
Tricon Global Restaurants, Inc.*                    3,240          107
Price (T. Rowe) & Assoc., Inc.                      2,500          106
PerkinElmer, Inc.                                   1,000          105
CenturyTel, Inc.                                    2,950          105
Parker-Hannifin Corp.                               2,325          103
Tosco Corp.                                         3,000          102
Fortune Brands, Inc.                                3,400          102



                                                            MARKET
                                           NUMBER OF         VALUE
                                              SHARES        (000)
------------------------------------------------------------------
Vulcan Materials Co.                           2,100       $  101
UST, Inc.                                      3,600          101
TRW, Inc.                                      2,600          101
Sempra Energy                                  4,354          101
Robert Half International, Inc.*               3,800          101
Novellus System, Inc.*                         2,800          101
Apple Computer, Inc.*                          6,800          101
Brown-Forman Corporation, Class B              1,500          100
NCR Corp.                                      2,000           98
Genuine Parts Co.                              3,750           98
Unisys Corp.*                                  6,600           97
Phelps Dodge Corp.                             1,716           96
GPU, Inc.                                      2,600           96
Tiffany & Co.                                  3,000           95
Johnson Controls, Inc.                         1,800           94
Sherwin-Williams Co.                           3,500           92
SAFECO Corp.                                   2,800           92
Cooper Industries, Inc.                        2,000           92
Conseco, Inc.                                  6,958           92
VF Corp.                                       2,500           91
Knight-Ridder, Inc.                            1,600           91
Advanced Micro Devices, Inc.*                  6,600           91
Moody's Corp.                                  3,400           87
Huntington Bancshares, Inc.                    5,366           87
Block (H & R), Inc.                            2,100           87
Pinnacle West Cap. Corp.                       1,800           86
Harcourt General, Inc.                         1,500           86
Equifax, Inc.                                  3,000           86
Citrix Systems, Inc.*                          3,800           86
AutoZone, Inc.*                                3,000           86
Goodrich (B.F.) Co.                            2,300           84
Eastman Chemical Co.                           1,700           83
PACCAR, Inc.                                   1,650           81
Leggett & Platt, Inc.                          4,200           80
Hilton Hotels Corp.                            7,600           80
CMS Energy Corp.                               2,500           79
Parametric Technology Corp.*                   5,800           78
Whirlpool Corp.                                1,600           76
Goodyear Tire and Rubber Co.                   3,300           76
Conexant Systems, Inc.                         4,900           75



The Notes to Financial Statements are an integral part of these statements.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES           9
December 31, 2000 (Continued)

                                                            MARKET
                                             NUMBER OF       VALUE
                                                SHARES        (000)
------------------------------------------------------------------------
Black & Decker Corp.                           1,900        $  75
ITT Industries, Inc.                           1,900           74
Harrah's Entertainment, Inc.*                  2,750           73
Grainger (W.W.), Inc.                          2,000           73
Donnelley (R.R.) & Sons Co.                    2,700           73
BMC Software, Inc.*                            5,200           73
Toys 'R Us, Inc.*                              4,300           72
National Semiconductor Corp.*                  3,600           72
Nucor Corp.                                    1,800           71
Mead Corp.*                                    2,200           69
Inco Ltd.*                                     4,100           69
Wendy's International, Inc.                    2,600           68
Tektronix, Inc.*                               2,000           67
Power One, Inc.*                               1,700           67
Placer Dome, Inc.                              6,900           66
BroadVision, Inc.*                             5,600           66
Xerox Corp.                                   14,100           65
Sunoco, Inc.                                   1,900           64
Coors (Adolph) Co., Class B                      800           64
Westvaco Corp.                                 2,150           63
Sigma-Aldrich Corp.                            1,600           63
Niagara Mohawk Hldgs., Inc.*                   3,800           63
Millipore Corp.                                1,000           63
Darden Restaurants, Inc.                       2,700           62
Comcast Corp., Class A                         1,500           62
Ceridian Corp.*                                3,100           62
U.S. Airways Group, Inc.*                      1,500           61
Newmont Mining Corp.                           3,563           61
Avaya, Inc.*                                   5,928           61
Winn-Dixie Stores, Inc.                        3,100           60
Penney (J.C.) Co., Inc.                        5,500           60
Stanley Works                                  1,900           59
Cabletron Systems, Inc.*                       3,900           59
Maytag Corp.                                   1,800           58
Pall Corp.                                     2,600           55
Kmart Corp.*                                  10,300           55
Allied Waste Industries, Inc.*                 3,800           55
Temple-Inland, Inc.                            1,000           54
Rowan Companies, Inc.*                         2,000           54
Engelhard Corp.                                2,650           54



                                                              MARKET
                                              NUMBER OF        VALUE
                                                SHARES        (000)
------------------------------------------------------------------------
Ashland, Inc.                                  1,500        $  54
Sealed Air Corp.*                              1,736           53
Nordstrom, Inc.                                2,900           53
Fluor Corp.                                    1,600           53
Dana Corp.                                     3,443           53
Quest Diagnostics, Inc.*                         362           51
Bard (C. R.), Inc.                             1,100           51
American Power Conversion Co.                  4,100           51
Alberto-Culver Co., Class B                    1,200           51
Quintiles Transnational Co.*                   2,400           50
Office Depot, Inc.*                            7,000           50
Humana, Inc.*                                  3,300           50
Circuit City Stores, Inc.                      4,300           49
Manor Care, Inc.*                              2,300           47
Compuware Corp.*                               7,600           47
Liz Claiborne, Inc.                            1,100           46
Pactiv Corp.*                                  3,600           45
International Flavors & Fragrances, Inc.       2,200           45
Great Lakes Chemical Corp.                     1,200           45
Energizer Holdings, Inc.*                      2,100           45
Centex Corp.                                   1,200           45
Hercules, Inc.                                 2,300           44
Bausch & Lomb, Inc.                            1,100           44
NICOR, Inc.                                    1,000           43
FMC Corp.*                                       600           43
SuperValu, Inc.                                3,000           42
Deluxe Corp.                                   1,600           40
Crane Co.                                      1,400           40
Boise Cascade Corp.                            1,200           40
Visteon Corp.                                  3,351           39
Hasbro, Inc.                                   3,675           39
Pulte Corp.                                      900           38
Novell, Inc.*                                  7,000           37
Navistar International Corp., Inc.*            1,400           37
Bemis Company, Inc.                            1,100           37
Andrew Corp.*                                  1,693           37
Waddell & Reed Financial, Inc., Class B          954           36
Payless ShoeSource, Inc.*                        496           35
Meredith Corp.                                 1,100           35
Autodesk, Inc.                                 1,300           35


The Notes to Financial Statements are an integral part of these statements.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES          10
December 31, 2000 (Continued)

                                                                  MARKET
                                                   NUMBER OF       VALUE
                                                     SHARES        (000)
--------------------------------------------------------------------------
USX-U.S. Steel Group                                 1,900       $   34
Kaufman & Broad Home Corp.                           1,000           34
Snap-On, Inc.                                        1,150           32
Applera Corp. (Celera Genomics)*                       900           32
Peoples Energy Corp.                                   700           31
Brunswick Corp.                                      1,900           31
Reebok International Ltd.*                           1,100           30
Freeport McMoRan Copper & Gold, Inc., Class B        3,500           30
Cummins Engine Co., Inc.                               800           30
Sapient Corp.*                                       2,400           29
ONEOK, Inc.                                            600           29
Ball Corp.                                             600           28
Allegheny Technologies, Inc.                         1,770           28
Tupperware Corp.                                     1,300           27
Dillard's, Inc., Class A                             2,100           25
Consolidated Stores Corp.*                           2,300           24
ChoicePoint, Inc.*                                     360           24
Newport News Shipbuilding & Dry Dock Co.               440           23
National Service Industries, Inc.                      900           23
Homestake Mining Co.                                 5,500           23
Ryder System, Inc.                                   1,300           22
Briggs & Stratton Corp.                                500           22
Adaptec, Inc.*                                       2,100           22
Louisiana-Pacific Corp.                              2,100           21
Potlatch Corp.                                         600           20
Massey Energy Corp.*                                 1,600           20
Thomas & Betts Corp.                                 1,200           19
Longs Drug Stores Corp.                                800           19
Timken Co.                                           1,200           18
Cooper Tire & Rubber Co.                             1,600           17
Worthington Industries, Inc.                         1,900           15
Neiman-Marcus Group *                                  421           14
Teledyne Technologies, Inc.*                           562           13
McDermott International, Inc.                        1,200           13
American Greetings Corp., Class A                    1,400           13
Rite-Aid Corp.*                                      5,200           12
Kansas City Southern Inds., Inc. *                   1,150           12
Corn Products International, Inc.                      425           12
R.H. Donnelley Corp.*                                  420           10
Earthgrains Co.                                        512            9


                                                                  MARKET
                                                 NUMBER OF         VALUE
                                                    SHARES         (000)
----------------------------------------------------------------------------
Autoliv, Inc.                                          579        $   9
Waddell & Reed Financial, Inc., Class A                221            8
Covance, Inc.*                                         725            8
CommScope, Inc.*                                       500            8
Battle Mountain Gold Co.                             4,500            8
Agribrands International, Inc.*                        130            7
Strattec Security Corp.*                               180            6
Roadway Express, Inc.                                  300            6
Harland (John H.) Co.                                  400            6
Bally Total Fitness Holding Co.*                       175            6
Ryerson Tull, Inc.                                     600            5
Arch Coal, Inc.                                        369            5
Schweitzer-Mauduit International, Inc.                 230            4
U.S. Industries, Inc.                                  320            3
Tenneco, Inc.                                          660            2
Synavant, Inc.*                                        320            2
Octel Corp.*                                           200            2
General Semiconductor, Inc.*                           375            2
Bassett Furniture Industries, Inc.                     200            2
Aviall, Inc.*                                          300            2
Armstrong Holdings, Inc.                               800            2
Abercrombie and Fitch Co., Class A*                     92            2
Water Pik Technologies, Inc.*                          197            1
Owens-Corning Fiberglas Corp.                        1,100            1
Huttig Building Products, Inc.*                        288            1
Highlands Insurance Group, Inc.*                       160            1
GC Companies, Inc.*                                    120            1
Crown Vantage, Inc.*                                   120            1
Safety-Kleen Corp.*                                    560            1
Momentum Business Application, Class A*                 86            1
Allergan Specialty Ther., Inc., Class A*                40            1

TOTAL COMMON STOCKS - 85.6%
    (Cost - $165,598)                                           250,574
                                                              ------------
PREFERRED STOCK - 0.0%
    (Cost - $18)
Sealed Air Corp., Class A                              475           15
                                                              ------------
WARRANTS -0.0%
    (Cost - $1)
Washington Group Int'l, Inc., Expire 2003*              46            1
                                                              ------------


The Notes to Financial Statements are an integral part of these statements.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES          11
December 31, 2000 (Continued)

                                                 SHARES OR        MARKET
                                                  PRINCIPAL        VALUE
                                                    (000)          (000)
----------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 14.7%
MONEY MARKET FUND - 13.8%
CIGNA Variable Products Money Market Fund           40,397       40,397
                                                              ------------
U. S. GOVERNMENT -  .9%
U. S. Treasury Bills,
    6.1%, 2/22/01**                                  1,300        1,288
    5.3%, 3/22/01**                                  1,200        1,186
    5.6%, 3/22/01 **                                   100           99
                                                              ------------
                                                                  2,573
                                                              ------------
TOTAL SHORT-TERM OBLIGATIONS
    (Cost - $42,970)                                             42,970
                                                              ------------
TOTAL INVESTMENTS IN SECURITIES - 100.3%
    (Total Cost - $208,587)                                     293,274

Liabilities, Less Cash and Others Assets  - (0.3%)                 (821)
                                                              ------------

NET ASSETS - 100.0%                                            $292,739
                                                              ============



------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND
TEN LARGEST POSITIONS (UNAUDITED)


                                             MARKET       % OF
                                              VALUE       NET
                                              (000)      ASSETS
    --------------------------------------------------------------
    General Electric Co.                      $10,110     3.5%
    Exxon Mobil Corp.                           6,430     2.2
    Pfizer, Inc.                                6,171     2.1
    Cisco Systems, Inc.                         5,860     1.9
    Citigroup, Inc.                             5,462     1.9
    Wal-Mart Stores, Inc.                       5,046     1.9
    Microsoft Corp.                             4,923     1.7
    American International Group, Inc.          4,881     1.7
    Merck & Co., Inc.                           4,597     1.6
    Intel Corp.                                 4,335     1.5

------------------------------------------------------------------



*  Non-income producing securities.
** This security, or a portion thereof, was pledged as collateral for Stock
   Index Futures Contracts. At December 31, 2000, the Fund was long 131 S&P 500 Futures Contracts expiring in March 2001. Unrealized losses amounted to $2,010,850. Underlying face value was $45,250,020 and underlying market value was $43,239,170.


The Notes to Financial Statements are an integral part of these statements.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND                                    12



STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
(IN THOUSANDS)

ASSETS:
Investments at market value
   (Cost - $208,587)                                     $ 293,560
Cash                                                             1
Dividend receivable                                            212
Interest receivable                                             20
Investment for trustees' deferred
   compensation plan                                           138
Other                                                           51
                                                  -----------------
     TOTAL ASSETS                                          293,982
                                                  -----------------

LIABILITIES:
Variation margin payable                                       596
Payable for investment purchased                               285
Payable for fund shares sold                                    88
Deferred trustees' fees payable                                138
Accrued advisory fees payable                                   50
Other accrued expenses (including $39
   due to affiliate)                                            86
                                                  -----------------
     TOTAL LIABILITIES                                       1,243
                                                  -----------------

NET ASSETS (Equivalent to $19.95 per share
   based on 14,675 shares outstanding)                   $ 292,739
                                                  =================

COMPONENTS OF NET ASSETS:
Paid in capital                                          $ 211,549
Overdistributed net investment income                          (77)
Unrealized net appreciation of investments                  82,962
Accumulated net realized loss                               (1,695)
                                                  -----------------
NET ASSETS                                               $ 292,739
                                                  =================



STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000
(IN THOUSANDS)

INVESTMENT INCOME
INCOME:
   Dividends (net of foreign taxes withheld of $15)                $ 2,922
   Interest                                                          2,714
                                                            ---------------
                                                                     5,636
EXPENSES:
   Investment advisory fees                                            716
   Custodian fees                                                      172
   Administrative services                                             123
   Auditing and legal fees                                              33
   Other                                                                22
   Registration fees                                                    12
   Trustees' fees                                                        9
                                                            ---------------
   Total expenses                                                    1,087
   Less expenses waived by adviser                                    (347)
                                                            ---------------
   Net Expenses                                                        740
                                                            ---------------
NET INVESTMENT INCOME                                                4,896
                                                            ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain from investments                                4,063
   Net realized loss from futures contracts                         (4,002)
   Net unrealized depreciation of investments                      (31,260)
   Net unrealized depreciation from futures contracts               (3,151)
                                                            ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS             (34,350)
                                                            ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                    $ (29,454)
                                                            ===============



The Notes to Financial Statements are an integral part of these statements.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND                                    13

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
(IN THOUSANDS)

                                                  2000           1999
                                           -------------  --------------

OPERATIONS:
Net investment income                         $   4,896       $   3,815
Net realized gain from investments                4,063           2,975
Net realized gain (loss) from futures
contracts                                        (4,002)          4,645
Net unrealized appreciation (depreciation)
    of investments                              (31,260)         35,518
Net unrealized appreciation
    (depreciation) on
    futures contracts                            (3,151)              8
                                           -------------  --------------
Net increase (decrease) in net assets
    from operations                             (29,454)         46,961
                                           -------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                       (6,277)         (6,138)
From net realized gain                           (1,791)         (5,449)
From capital                                     (2,521)             -
                                           -------------  --------------
Total distributions to shareholders             (10,589)        (11,587)
                                           -------------  --------------

CAPITAL SHARE TRANSACTIONS:
Net proceeds from shares sold                    68,628          63,755
Value of distributions reinvested                10,589          11,587
                                           -------------  --------------
                                                 79,217          75,342
Cost of shares redeemed                         (29,216)        (34,410)
                                           -------------  --------------
Net increase from capital share
    transactions                                 50,001          40,932
                                           -------------  --------------
NET INCREASE IN NET ASSETS                        9,958          76,306
NET ASSETS:
Beginning of period                             282,781         206,475
                                           -------------  --------------
End of period (Including overdistributed
    net investment income of $77
    and $78, respectively)                    $ 292,739      $  282,781
                                           =============  ==============


                                                 2000             1999
                                                 ----             ----
TRANSACTIONS IN CAPITAL STOCK
(IN THOUSANDS)

Shares sold                                       3,076           2,989
Shares issued in reinvestment of
    dividends and distributions                     525             518
                                           -------------  --------------
                                                  3,601           3,507
Shares redeemed                                  (1,311)         (1,590)
                                           -------------  --------------
Net increase in shares outstanding                2,290           1,917
                                           =============  ==============



The Notes to Financial Statements are an integral part of these statements.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND                                    14



FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------



                                                                    YEAR ENDED DECEMBER 31,
                                                     2000        1999         1998         1997         1996
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD                 $ 22.83     $ 19.73      $ 15.83      $ 12.40     $ 10.75
                                                    ---------   ---------    ---------    ---------   ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                               0.35        0.32         0.34         0.25        0.22
Net realized and unrealized gain (loss)                (2.49)       3.75         4.14         3.86        2.17
                                                    ---------   ---------    ---------    ---------   ---------
TOTAL FROM INVESTMENT OPERATIONS                       (2.14)       4.07         4.48         4.11        2.39
                                                    ---------   ---------    ---------    ---------   ---------
LESS DISTRIBUTIONS:
From net investment income                             (0.44)      (0.51)       (0.40)       (0.32)      (0.29)
From capital gains                                     (0.30)      (0.46)       (0.18)       (0.36)      (0.45)
                                                    ---------   ---------    ---------    ---------   ---------
TOTAL DISTRIBUTIONS                                    (0.74)      (0.97)       (0.58)       (0.68)      (0.74)
                                                    ---------   ---------    ---------    ---------   ---------
NET ASSET VALUE, END OF PERIOD                       $ 19.95     $ 22.83      $ 19.73      $ 15.83     $ 12.40
                                                    =========   =========    =========    =========   =========
TOTAL INVESTMENT RETURN (a)                            (9.37)%     20.77%       28.60%       33.35%      22.48%
RATIOS TO AVERAGE NET ASSETS:
Gross expenses                                          0.36%       0.38%        0.63%        0.85%       0.68%
Net expenses                                            0.25%       0.25%        0.44%        0.55%       0.64%
Net investment income                                   1.64%       1.57%        1.95%        1.63%       1.74%
Fees and expenses waived or borne by the Advisor        0.11%       0.13%        0.19%        0.30%       0.04%
Portfolio turnover                                         4%          3%           2%           4%          4%
Net assets, end of period (000 omitted)            $ 292,739   $ 282,781    $ 206,475    $ 116,308   $  71,513



(a) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(b) Net investment income per share has been calculated in accordance with SEC requirements, with the exception that end of the year accumulated undistributed/(overdistributed) net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.


The Notes to Financial Statements are an integral part of these statements.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND NOTES TO FINANCIAL STATEMENTS      15



1. UTILIZATION OF INDEXATION APPROACH. CIGNA Variable Products S&P 500 Index Fund (the "Fund") seeks to achieve its long-term growth objective by attempting to replicate the total return performance, reduced by Fund expenses, of the Standard & Poor's 500 Composite Stock Price Index.

2. SIGNIFICANT ACCOUNTING POLICIES. The Fund is a separate series of CIGNA Variable Products Group, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities, including warrants, that are listed on a national securities exchange or part of the NASDAQ National Market System are valued at the last sale price or, if there has been no sale that day, at the last bid price. Debt and other equity securities traded in the over-the-counter market, including listed securities whose primary markets are believed to be over-the-counter, are valued at the most recent bid price. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost, which approximates market. Short-term investments that mature in more than 60 days are valued at current market quotations. Other securities and assets of the Fund are appraised at fair value as determined in good faith by, or under the authority of, the Trust's Board of Trustees.

FUTURES CONTRACTS - The Fund may purchase Standard & Poor's 500 futures contracts with the objective of earning returns on its short-term investments equivalent to returns on the Standard & Poor's 500 Composite Stock Price Index. As a result, the purchase of futures contracts simulates a fully invested position in the underlying index while maintaining liquidity. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the initial margin requirements. During the period a futures contract is open, changes in the value of a contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Daily variation margin payments are received or made, depending on whether there are unrealized gains or losses. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts include the risk that a change in the value of the contract may not correlate with the value of the underlying securities.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Securities gains and losses are determined on the basis of identified cost.

C. FEDERAL TAXES - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains, if any, to its shareholders. Therefore, no federal income or excise taxes on realized income have been accrued.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND NOTES TO FINANCIAL STATEMENTS      16
(Continued)



D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions are recorded by the Fund on the ex-dividend date. Payments in excess of financial accounting income due to differences between financial and tax accounting, to meet the minimum distribution requirements for tax basis income, are deducted from paid in capital when such differences are determined to be permanent.

3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Investment advisory fees are paid or accrued to TimesSquare Capital Management, Inc. ("TimesSquare"), certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate of 0.25% applied to the daily average net assets of the Fund. TimesSquare has voluntarily agreed to reimburse the Fund for any amount by which its expenses (including the advisory fee but excluding interest, taxes, amortized organization expenses, transaction costs incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) exceed 0.25% of average daily net assets until April 30, 2001, and afterwards to the extent described in the Fund's prospectus. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest its excess cash up to 25% of total assets in the affiliated CIGNA Variable Products Money Market Fund. TimesSquare will waive the amount of its advisory fee for the Fund in an amount that offsets the amount of the advisory fees incurred in the affiliated Fund. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest its excess cash up to 25% of its total assets in the affiliated CIGNA Variable Products Money Market Fund (CVPMM) managed by TimesSquare. TimesSquare will waive the amount of its advisory fee for the Fund in an amount that offsets the amount of the advisory fees incurred in the affiliated Fund. Income distributions from CVPMM, which amounted to $562,192 for the year ended December 31, 2000, are recorded as interest income in the Statement of Operations.

For administrative services, the Fund reimburses TimesSquare for a portion of the compensation and related expenses of the Fund's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the year ending December 31, 2000, the Fund paid or accrued $123,374.

TimesSquare is an indirect, wholly-owned subsidiary of CIGNA Corporation.

4. TRUSTEES' FEES. Trustees' fees represent remuneration paid or accrued to trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer receipt of all or a portion of their fees, which are invested in mutual fund shares in accordance with a deferred compensation plan.

5. PURCHASES AND SALES OF SECURITIES. Purchases and sales of securities, excluding short-term obligations, aggregated $42,207,785 and $10,523,115, respectively, for the year ending December 31, 2000. As of December 31, 2000, the cost of securities, excluding short-term obligations, held for federal income tax purposes was $165,992,490. At December 31, 2000, unrealized appreciation for federal income tax purposes aggregated $84,596,906, of which $101,670,880 related to appreciated securities and $17,073,974 related to depreciated securities.

6. CAPITAL STOCK. The Fund offers an unlimited number of shares of beneficial interest without par value. Of the 14,679,349 shares outstanding at December 31, 2000, 14,674,942 shares were held by Connecticut General Life Insurance Company ("CG Life") relating to variable annuity and variable universal life insurance contracts issued by CG Life. The remainder, representing 1.1% of the shares outstanding, was held by an employee benefit plan established by CG Life for certain of its employees.

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                                                                              17


REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of CIGNA Variable Products S&P 500 Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CIGNA Variable Products S&P 500 Index Fund (the "Fund") at December 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2001






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________________________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND                                    18


TRUSTEES                                                                              OFFICERS

                                           Thomas C. Jones
Hugh R. Beath                              PRESIDENT, CIGNA RETIREMENT & INVESTMENT   Richard H. Forde
ADVISORY DIRECTOR                          SERVICES AND CHAIRMAN OF THE BOARD,        CHAIRMAN OF THE BOARD
ADMEDIA CORPORATE ADVISORS, INC.           TIMESSQUARE CAPITAL MANAGEMENT, INC.       AND PRESIDENT

Russell H. Jones                           Paul J. McDonald
VICE PRESIDENT AND TREASURER               SPECIAL ADVISOR TO THE BOARD OF DIRECTORS  Alfred A. Bingham III
KAMAN CORPORATION                          FRIENDLY ICE CREAM CORPORATION             VICE PRESIDENT AND TREASURER

                                                                                      Jeffrey S. Winer
                                                                                      VICE PRESIDENT AND SECRETARY




________________________________________________________________________________
"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of the Standard & Poor's Corporation (S&P) and have been licensed for use by CG Life. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.

CIGNA Variable Products S&P 500 Index Fund is an open-end, diversified management investment company that seeks to achieve its long-term growth objective by attempting to replicate the total return performance, reduced by Fund expenses, of the Standard & Poor's 500 Composite Stock Price Index. The investment adviser is TimesSquare Capital Management, Inc., 900 Cottage Grove Road, Hartford, Connecticut 06152.
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